Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Daily Target 1.75X Long MSTR ETF (MSTX)
Defiance Daily Target 2X Long AVGO ETF (AVGX)
Defiance Daily Target 2X Long SMCI ETF (SMCX)

listed on The Nasdaq Stock Market, LLC

Defiance Daily Target 2X Long LLY ETF (LLYX)
Defiance Daily Target 2X Long NVO ETF (NVOX)

listed on NYSE Arca Inc.

(the “Funds”)

October 3, 2024

Supplement to the Prospectus and

Statement of Additional Information (SAI),

each dated August 20, 2024

Effective immediately, all references to the Funds’ fiscal year end throughout the Prospectus and SAI are hereby deleted and replaced with April 30, with the first fiscal year ending April 30, 2025.

Please retain this Supplement for future reference.